Shareholder Report, Line Graph (Details) 74200178200_Putnam Floating Rate Income Fund_Class C_TSR Annual {Class C} - USD ($)											12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2026
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	$ 14,262	$ 13,321	$ 12,135	$ 11,998	$ 11,909	$ 11,650	$ 11,487	$ 11,267	$ 10,958	$ 10,000	$ 14,678
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	11,441	10,813	10,465	11,592	11,907	11,744	10,516	10,193	10,142	10,000	$ 12,158
Morningstar LSTA U.S. Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Morningstar LSTA U.S. Leveraged Loan Index
Accumulated Value	$ 16,968	$ 15,696	$ 14,078	$ 13,719	$ 13,290	$ 12,565	$ 12,144	$ 11,741	$ 11,266	$ 10,000	$ 17,630